Significant accounting policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) mo	Dec. 31, 2020 USD ($)
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Date of authorisation for issue of financial statements	Feb. 21, 2022
Number of reportable segment | mo	1
Percentage of entity revenue	5.00%
Securities, Stated maturity terms	greater than one year.
Other long term employee benefits or post employment obligations	$ 0
Description of vesting requirements for share based payment arrangement	vest based on the non-market
IAS 29 Financial Reporting In Hyperinflationary Economies [Member]
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Gains losses on net monetary position	$ 2,274	$ 779
Level of price index	50.94	36.13
Bottom of range [member]
Text Block [Line Items]
Description of vesting requirements for share based payment arrangement	five years
Bottom of range [member] | IAS 29 Financial Reporting In Hyperinflationary Economies [Member]
Text Block [Line Items]
Level of price index for last three years	100
Customer Relationship And Intellectual Property [Member]
Text Block [Line Items]
Amortisation method, Intangible assets other than goodwill	8
Computer software [member] | Bottom of range [member]
Text Block [Line Items]
Amortisation method, Intangible assets other than goodwill	5
Computer software [member] | Top of range [member]
Text Block [Line Items]
Amortisation method, Intangible assets other than goodwill	10
VT Comercio [Member]
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Name of joint venture	VT Comercio